UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08332
Investment Company Act File Number

Emerging Markets Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Emerging Markets Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 84.6%

Security	Shares	Value
Chemicals — 1.1%
The Israel Corp., Ltd.	1,425	$441,424

		$441,424

Commercial Banks — 11.9%
Banco do Brasil S.A.	101,550	$749,888
Bangkok Bank PCL	360,000	761,688
China Construction Bank Corp., Class H	676,000	383,751
Credicorp, Ltd.	12,914	604,892
Industrial and Commercial Bank of China, Ltd., Class H	3,013,000	1,565,922
Standard Chartered PLC	52,050	630,105

		$4,696,246

Commercial Services & Supplies — 1.0%
S1 Corp.	11,210	$377,041

		$377,041

Computers & Peripherals — 1.2%
HTC Corp.	40,000	$492,520

		$492,520

Diversified Telecommunication Services — 3.1%
Chunghwa Telecom Co., Ltd.	360,862	$658,076
Empresa Nacional de Telecomunicaciones S.A.	48,300	559,363

		$1,217,439

Electric Utilities — 3.2%
CEZ AS	16,700	$597,268
EDP - Energias do Brasil S.A.	64,700	678,308

		$1,275,576

Electronic Equipment, Instruments & Components — 2.6%
Hon Hai Precision Industry Co., Ltd.	460,350	$1,041,680

		$1,041,680

Food & Staples Retailing — 4.1%
CP ALL PCL	1,327,700	$471,705
President Chain Store Corp.	338,000	776,198
Wal-Mart de Mexico SAB de CV	160,600	375,055

		$1,622,958

Gas Utilities — 0.9%
PT Perusahaan Gas Negara	1,805,000	$336,933

		$336,933

Health Care Equipment & Supplies — 1.2%
Mindray Medical International, Ltd. ADR	25,800	$477,558

		$477,558

Security	Shares	Value
Household Durables — 0.8%
Desarrolladora Homex SAB de CV(1)	138,150	$306,241

		$306,241

Household Products — 1.2%
Kimberly-Clark de Mexico S.A. de CV	140,900	$457,365

		$457,365

Independent Power Producers & Energy Traders — 1.7%
China Resources Power Holdings Co., Ltd.	328,000	$688,799

		$688,799

Industrial Conglomerates — 1.9%
Beijing Enterprises Holdings, Ltd.	177,500	$739,416

		$739,416

Insurance — 4.9%
China Insurance International Holdings Co., Ltd.	312,000	$501,628
Ping An Insurance Group Co. of China, Ltd.	133,000	791,734
Samsung Fire & Marine Insurance Co., Ltd.(1)	5,590	651,014

		$1,944,376

Machinery — 1.3%
PT United Tractors Tbk	897,583	$527,588

		$527,588

Metals & Mining — 9.1%
AngloGold Ashanti, Ltd.	21,713	$787,704
Companhia Vale do Rio Doce ADR	80,200	1,066,660
Harmony Gold Mining Co. Ltd.(1)	37,874	408,885
Impala Platinum Holdings, Ltd.	42,450	710,414
POSCO	2,390	636,886

		$3,610,549

Oil, Gas & Consumable Fuels — 8.5%
CNOOC, Ltd.	615,000	$617,988
OAO Gazprom ADR	27,050	401,693
PetroChina Co., Ltd., Class H	1,226,000	978,095
Petroleo Brasileiro S.A.	90,400	1,384,594

		$3,382,370

Pharmaceuticals — 3.6%
Teva Pharmaceutical Industries, Ltd. ADR	32,100	$1,446,105

		$1,446,105

Real Estate Management & Development — 1.6%
Guangzhou R&F Properties Co., Ltd., Class H	552,000	$640,834

		$640,834

Semiconductors & Semiconductor Equipment — 6.6%
Samsung Electronics Co., Ltd.	3,140	$1,297,314
Taiwan Semiconductor Manufacturing Co., Ltd.	864,705	1,302,117

		$2,599,431

Security	Shares	Value
Tobacco — 3.4%
KT&G Corp.	24,500	$1,352,325

		$1,352,325

Transportation Infrastructure — 1.0%
Hong Kong Aircraft Engineering Co., Ltd.	45,600	$392,414

		$392,414

Wireless Telecommunication Services — 8.7%
America Movil SAB de CV, Class L	680,150	$921,912
Cellcom Israel, Ltd.	21,500	447,968
China Mobile, Ltd.	96,000	836,248
MTN Group, Ltd.	58,250	646,313
SK Telecom Co., Ltd.	4,410	613,414

		$3,465,855

Total Common Stocks (identified cost $43,364,769)		$33,533,043

Preferred Stocks — 7.2%

Security	Shares	Value
Beverages — 1.9%
Cia de Bebidas das Americas	16,000	$763,599

		$763,599

Electric Utilities — 3.1%
Cia Energetica de Minas Gerais	83,621	$1,238,229

		$1,238,229

Independent Power Producers & Energy Traders — 2.2%
AES Tiete S.A.	111,400	$852,878

		$852,878

Total Preferred Stocks (identified cost $1,855,313)		$2,854,706

Warrants — 7.3%

Security	Shares	Value
Household Products — 3.7%
Hindustan Unilever, Ltd., Exp. 4/11/18(1)(2)	313,830	$1,455,324

		$1,455,324

Thrifts & Mortgage Finance — 2.5%
Housing Development Finance Corporation Ltd., Exp. 5/04/12(1)	36,305	$1,008,190

		$1,008,190

Security	Shares	Value
Wireless Telecommunication Services — 1.1%
Bharti Airtel, Ltd., Exp. 10/24/12(1)(2)	34,620	$423,437

		$423,437

Total Warrants (identified cost $4,041,266)		$2,886,951

Total Investments — 99.1% (identified cost $49,261,348)		$39,274,700

Other Assets, Less Liabilities — 0.9%		$341,800

Net Assets — 100.0%		$39,616,500

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of the securities is $1,878,761 or 4.7% of the Portfolio’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
China	20.8%	$8,221,974
Brazil	17.0	6,734,156
Republic of Korea	12.4	4,927,994
Taiwan	10.8	4,270,590
India	7.3	2,886,951
South Africa	6.4	2,553,316
Israel	5.9	2,335,496
Mexico	5.2	2,060,573
Thailand	3.1	1,233,393
Hong Kong	2.6	1,022,519
Indonesia	2.2	864,521
Peru	1.5	604,892
Czech Republic	1.5	597,268
Chile	1.4	559,364
Russia	1.0	401,693

	99.1%	$39,274,700

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,476,764

Gross unrealized appreciation	$2,408,015
Gross unrealized depreciation	(12,610,079)

Net unrealized depreciation	$(10,202,064)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$12,756,044
Level 2	Other Significant Observable Inputs	26,518,656
Level 3	Significant Unobservable Inputs	—

Total		$39,274,700

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009